Intangible assets, net (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	$ 10,010	$ 12,954
Intangible assets written off	$ 41,707	$ 53,976